Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance at the beginning of the year	$ 1,917,966
Vessel impairment charge	(144,688)	(3,588)	(1,578)
Balance at the end of the year	1,956,270	1,917,966
Cost Of Vessel [Member]
Balance at the beginning of the year	2,328,845	2,372,390
Additions/Transfers From Vessels Under Construction	441,155	43,448
Vessel Disposals	(116,600)	(75,113)
Vessel Total Constructive Loss	(35,261)	0
Vessel impairment charge	(253,432)	(11,880)
Depreciation	0	0
Balance at the end of the year	2,364,707	2,328,845
Accumulated Depreciation Of Vessel [Member]
Balance at the beginning of the year	(410,879)	(314,061)
Additions/Transfers From Vessels Under Construction
Vessel Disposals	1,157	12,689
Vessel Total Constructive Loss	2,125
Vessel impairment charge	108,744	8,292
Depreciation	(109,584)	(117,799)
Balance at the end of the year	(408,437)	(410,879)
Net Book Value Of Vessel [Member]
Balance at the beginning of the year	1,917,966	2,058,329
Additions/Transfers From Vessels Under Construction	441,155	43,448
Vessel Disposals	(115,443)	(62,424)
Vessel Total Constructive Loss	(33,136)
Vessel impairment charge	(144,688)	(3,588)
Depreciation	(109,584)	(117,799)
Balance at the end of the year	$ 1,956,270	$ 1,917,966